As filed with the Securities and Exchange Commission on 8/28/2019
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  June 30, 2019

 Item 1. Schedules of Investments.

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 87.18%

AEROSPACE & DEFENSE - 0.68%
Guidehouse, LLP, Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%), 05/01/2025 (b)	$391,050	$387,140
Transdigm, Inc.
Senior Secured First Lien Term Loan 4.83% (3 Month LIBOR USD + 2.50%), 06/09/2023 (b)	706,012	694,210
Senior Secured First Lien Term Loan 4.83% (3 Month LIBOR USD + 2.50%), 08/22/2024 (b)	542,663	532,260
		1,613,610
AUTOMOTIVE - 2.08%
American Axle & Manufacturing, Inc.
Senior Secured First Lien Term Loan 4.66% (1 Month LIBOR USD + 2.25%, 0.750% Floor), 04/08/2024 (b)	584,881	573,643
Senior Secured First Lien Term Loan 4.84% (3 Month LIBOR USD + 2.25%, 0.750% Floor), 04/08/2024 (b)	296,754	291,052
Belron Finance U.S., LLC, Senior Secured First Lien Term Loan 5.065% (3 Month LIBOR USD + 2.50%), 11/07/2024 (b)	610,700	610,892
CWGS Group, LLC
Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 11/08/2023 (b)	1,008	932
Senior Secured First Lien Term Loan 5.19% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 11/08/2023 (b)	732,038	677,136
Navistar, Inc., Senior Secured First Lien Term Loan 5.91% (1 Month LIBOR USD + 3.50%), 11/06/2024 (b)	1,247,050	1,246,077
Panther BF Aggregator 2, LP, Senior Secured First Lien Term Loan 5.902% (1 Month LIBOR USD + 3.50%), 04/30/2026 (b)	760,180	755,668
Wand NewCo 3, Inc., Senior Secured First Lien Term Loan 5.919% (1 Month LIBOR USD + 3.50%), 02/05/2026 (b)	805,000	806,385
		4,961,785
BEVERAGE & FOOD - 1.39%
Dole Food Co., Inc.
Senior Secured First Lien Term Loan 5.148% (2 Month LIBOR USD + 2.75%, 1.000% Floor), 04/08/2024 (b)	507,368	496,427
Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 04/08/2024 (b)	252,632	247,184
H-Food Holdings
Senior Secured First Lien Term Loan 6.09% (1 Month LIBOR USD + 3.6875%), 05/23/2025 (b)	900,900	882,882
Senior Secured First Lien Term Loan 6.402% (1 Month LIBOR USD + 4.00%), 05/23/2025 (b)	124,375	123,398
Sunshine Investments B.V., Senior Secured First Lien Term Loan 5.768% (3 Month LIBOR USD + 3.25%), 03/28/2025 (b)	495,000	493,763
Tacala, LLC, Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%), 01/31/2025 (b)	602,375	596,652
U.S. Foods, Inc., Senior Secured First Lien Term Loan 4.402% (1 Month LIBOR USD + 2.00%), 06/27/2023 (b)	463,082	460,505
		3,300,811
BUILDING MATERIALS - 2.25%
Beacon Roofing Supply, Inc., Senior Secured First Lien Term Loan 4.663% (1 Month LIBOR USD + 2.25%), 01/02/2025 (b)	612,250	605,861
CPG International, Inc., Senior Secured First Lien Term Loan 5.933% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 05/03/2024 (b)	729,614	718,669
Henry Co., LLC, Senior Secured First Lien Term Loan 6.402% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 10/05/2023 (b)	782,955	782,712
Pisces Midco, Inc., Senior Secured First Lien Term Loan 6.354% (3 Month LIBOR USD + 3.75%), 04/12/2025 (b)	950,958	926,790
QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 11/15/2023 (b)	990,915	975,090
SRS Distribution, Inc., Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%), 05/23/2025 (b)	769,436	739,621
VC GB Holdings, Inc., Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 02/28/2024 (b)	619,442	607,828
		5,356,571
CHEMICALS - 2.92%
Allnex S.A.R.L., Senior Secured First Lien Term Loan 5.771% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 09/13/2023 (b)	684,350	672,377
Allnex U.S.A., Inc., Senior Secured First Lien Term Loan 5.771% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 09/13/2023 (b)	515,604	506,584
Alpha 3 B.V., Senior Secured First Lien Term Loan 5.33% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 01/31/2024 (b)	384,559	377,156
Colouroz Midco
Senior Secured First Lien Term Loan 5.581% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 09/07/2021 (b)	878,002	741,912
Senior Secured First Lien Term Loan 5.581% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 09/07/2021 (b)	145,144	122,647
Consolidated Energy Finance S.A., Senior Secured First Lien Term Loan 4.901% (1 Month LIBOR USD + 2.50%), 05/07/2025 (b)	499,938	488,064
H.B. Fuller Co., Senior Secured First Lien Term Loan 4.383% (1 Month LIBOR USD + 2.00%), 10/21/2024 (b)	634,353	624,838
PMHC II, Inc.
Senior Secured First Lien Term Loan 5.83% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 03/31/2025 (b)	184,008	168,061
Senior Secured First Lien Term Loan 6.151% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 03/31/2025 (b)	150,186	137,170
Senior Secured First Lien Term Loan 6.415% (12 Month LIBOR USD + 3.50%, 1.000% Floor), 03/31/2025 (b)	139,806	127,690
Polar U.S. Borrower, LLC, Senior Secured First Lien Term Loan 7.08% (3 Month LIBOR USD + 4.75%), 10/15/2025 (b)	756,194	747,686
Road Infrastructure Investment, LLC (Ennis-Flint), Senior Secured First Lien Term Loan 5.902% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 06/13/2023 (b)	790,933	709,202
Solenis International
Senior Secured First Lien Term Loan 6.522% (3 Month LIBOR USD + 4.00%), 06/26/2025 (b)	495,000	489,803
Senior Secured Second Lien Term Loan 11.022% (3 Month LIBOR USD + 8.50%), 06/26/2026 (b)	215,000	211,953
Tronox Finance, LLC
Senior Secured First Lien Term Loan 5.33% (3 Month LIBOR USD + 3.00%), 09/23/2024 (b)	324,419	321,609
Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%), 09/23/2024 (b)	507,414	503,020
		6,949,772
CONSUMER PRODUCTS - 2.27%
Alphabet Holding Co., Inc.
Senior Secured First Lien Term Loan 5.902% (1 Month LIBOR USD + 3.50%), 09/26/2024 (b)	1,294,419	1,224,844
Senior Secured Second Lien Term Loan 10.152% (1 Month LIBOR USD + 7.75%), 09/26/2025 (b)	455,000	406,088
Champ Acquisition Corp., Senior Secured First Lien Term Loan 7.83% (3 Month LIBOR USD + 5.50%), 12/17/2025 (b)	293,525	290,590
Energizer Holdings, Inc., Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 2.25%), 12/17/2025 (b)	778,050	776,595
Kontoor Brands, Inc., Senior Secured First Lien Term Loan 6.801% (6 Month LIBOR USD + 4.25%), 05/15/2026 (b)	425,000	426,328
Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 6.402% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 05/15/2023 (b)	1,804,853	1,706,714
SIWF Holdings, Inc., Senior Secured First Lien Term Loan 6.654% (1 Month LIBOR USD + 4.25%), 06/13/2025 (b)	574,200	570,611
		5,401,770

ENVIRONMENTAL - 1.38%
Advanced Disposal Services, Inc., Senior Secured First Lien Term Loan 4.635% (1 Week LIBOR USD + 2.25%, 0.750% Floor), 11/10/2023 (b)	690,643	690,688
Granite Acquisition, Inc.
Senior Secured First Lien Term Loan 5.83% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 12/17/2021 (b)	313,271	313,915
Senior Secured First Lien Term Loan 6.092% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 12/17/2021 (b)	1,170,759	1,173,165
Senior Secured Second Lien Term Loan 9.58% (3 Month LIBOR USD + 7.25%, 1.000% Floor), 12/19/2022 (b)	255,247	255,926
Strategic Materials Holdings Corp., Senior Secured First Lien Term Loan 6.329% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/01/2024 (b)	935,750	846,854
		3,280,548
FINANCE - INSURANCE - 1.72%
Acrisure, LLC
Senior Secured First Lien Term Loan 6.272% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/22/2023 (b)	247,500	246,056
Senior Secured First Lien Term Loan 6.772% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 11/22/2023 (b)	1,141,036	1,137,949
AssuredPartners, Inc., Senior Secured First Lien Term Loan 5.902% (1 Month LIBOR USD + 3.50%), 10/22/2024 (b)	1,259,560	1,249,326
HUB International, Ltd., Senior Secured First Lien Term Loan 5.586% (1 Month LIBOR USD + 3.00%), 04/25/2025 (b)	727,650	710,739
U.S.I., Inc., Senior Secured First Lien Term Loan 5.33% (3 Month LIBOR USD + 3.00%), 05/16/2024 (b)	761,823	744,069
		4,088,139
FINANCE - SERVICES - 2.52%
Advisor Group, Inc., Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%), 08/15/2025 (b)	898,213	899,335
AlixPartners, LLP, Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 04/04/2024 (b)	1,354,828	1,353,515
Avolon TLB Borrower 1 U.S., LLC, Senior Secured First Lien Term Loan 4.133% (1 Month LIBOR USD + 1.75%, 0.750% Floor), 01/15/2025 (b)	265,686	265,714
Deerfield Holdings Corp., Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 02/13/2025 (b)	869,720	845,180
EVO Payments International, LLC, Senior Secured First Lien Term Loan 5.66% (1 Month LIBOR USD + 3.25%), 12/22/2023 (b)	1,195,153	1,192,912
Focus Financial Partners, LLC, Senior Secured First Lien Term Loan 4.902% (1 Month LIBOR USD + 2.50%), 07/03/2024 (b)	389,828	389,925
NAB Holdings, LLC, Senior Secured First Lien Term Loan 5.33% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 07/01/2024 (b)	491,281	486,368
PHH Mortgage Corp., Senior Secured First Lien Term Loan 7.402% (1 Month LIBOR USD + 5.00%, 1.000% Floor), 12/07/2020 (b)	573,475	572,399
		6,005,348
FOOD & DRUG RETAILERS - 1.15%
Albertson's, LLC
Senior Secured First Lien Term Loan 5.311% (3 Month LIBOR USD + 3.00%, 0.750% Floor), 12/21/2022 (b)	445,137	445,693
Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 11/17/2025 (b)	508,050	506,145
BJ's Wholesale Club, Inc., Senior Secured First Lien Term Loan 5.161% (1 Month LIBOR USD + 2.75%), 02/02/2024 (b)	1,229,091	1,231,778
JP Intermediate B, LLC, Senior Secured First Lien Term Loan 8.083% (3 Month LIBOR USD + 5.50%, 1.000% Floor), 11/20/2025 (b)	638,625	557,200
		2,740,816
GAMING - 2.83%
Caesars Resort Collection, LLC, Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 12/23/2024 (b)	768,300	756,215
Golden Entertainment, Inc., Senior Secured First Lien Term Loan 5.41% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 10/21/2024 (b)	1,191,775	1,188,795
GVC Holdings PLC, Senior Secured First Lien Term Loan 4.652% (1 Month LIBOR USD + 2.25%, 1.000% Floor), 03/29/2024 (b)	474,000	473,171
MGM Growth Properties Operating Partnership, LP, Senior Secured First Lien Term Loan 4.402% (1 Month LIBOR USD + 2.00%), 03/21/2025 (b)	610,114	607,112
Scientific Games International, Inc.
Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 08/14/2024 (b)	224,610	221,506
Senior Secured First Lien Term Loan 5.231% (2 Month LIBOR USD + 2.75%), 08/14/2024 (b)	932,802	919,910
Stars Group Holdings B.V., Senior Secured First Lien Term Loan 5.83% (3 Month LIBOR USD + 3.50%), 07/10/2025 (b)	2,007,220	2,010,150
Station Casinos, LLC, Senior Secured First Lien Term Loan 4.91% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 06/08/2023 (b)	551,574	550,008
		6,726,867
GENERAL INDUSTRIAL MANUFACTURING - 5.77%
ASP Unifrax Holdings, Inc., Senior Secured First Lien Term Loan 6.08% (3 Month LIBOR USD + 3.75%), 12/12/2025 (b)	890,525	869,215
Blount International, Inc., Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 04/12/2023 (b)	611,925	612,311
Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan 5.902% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 08/01/2025 (b)	860,675	860,615
Columbus McKinnon Corp., Senior Secured First Lien Term Loan 4.83% (3 Month LIBOR USD + 2.50%, 1.000% Floor), 01/31/2024 (b)	438,878	438,878
CPM Holdings, Inc.
Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%), 11/17/2025 (b)	597,000	590,532
Senior Secured Second Lien Term Loan 10.652% (1 Month LIBOR USD + 8.25%), 11/16/2026 (b)	275,000	272,478
EWT Holdings III Corp., Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 12/20/2024 (b)	1,474,232	1,469,624
Filtration Group Corp., Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%), 03/31/2025 (b)	1,392,375	1,391,748
HD Supply Waterworks, Ltd., Senior Secured First Lien Term Loan 5.52% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 08/01/2024 (b)	600,850	600,381
Helix Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 6.08% (3 Month LIBOR USD + 3.75%), 09/30/2024 (b)	929,805	912,371
LTI Holdings, Inc., Senior Secured First Lien Term Loan 5.902% (1 Month LIBOR USD + 3.50%), 09/08/2025 (b)	625,275	592,645
Milacron, LLC, Senior Secured First Lien Term Loan 4.902% (1 Month LIBOR USD + 2.50%), 09/28/2023 (b)	544,568	530,954
MTS Systems Corp., Senior Secured First Lien Term Loan 5.66% (1 Month LIBOR USD + 3.25%, 0.750% Floor), 07/05/2023 (b)	771,715	770,754
North American Lifting Holdings, Inc., Senior Secured First Lien Term Loan 6.83% (3 Month LIBOR USD + 4.50%, 1.000% Floor), 11/27/2020 (b)	766,244	727,694
Penn Engineering & Manufacturing Corp., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 06/27/2024 (b)	848,085	847,559
Pike Corp., Senior Secured First Lien Term Loan 5.91% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 03/21/2025 (b)	351,722	352,633
UOS, LLC, Senior Secured First Lien Term Loan 7.83% (3 Month LIBOR USD + 5.50%, 1.000% Floor), 04/18/2023 (b)	392,025	394,475
Vertiv Group Corp., Senior Secured First Lien Term Loan 6.33% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 11/30/2023 (b)	1,161,846	1,106,659
Welbilt, Inc., Senior Secured First Lien Term Loan 4.902% (1 Month LIBOR USD + 2.50%), 10/23/2025 (b)	415,553	408,281
		13,749,807
HEALTHCARE - 10.80%
Acadia Healthcare Co., Inc., Senior Secured First Lien Term Loan 4.902% (1 Month LIBOR USD + 2.50%), 02/11/2022 (b)	897,057	894,259
AHP Health Partners, Inc., Senior Secured First Lien Term Loan 6.902% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 06/30/2025 (b)	614,023	617,093
Air Medical Group Holdings, Inc.
Senior Secured First Lien Term Loan 5.644% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 04/28/2022 (b)	1,053,260	994,957
Senior Secured First Lien Term Loan 6.652% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 03/14/2025 (b)	379,225	357,514
Albany Molecular Research, Inc., Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 08/28/2024 (b)	751,182	740,226
Amneal Pharmaceuticals, LLC, Senior Secured First Lien Term Loan 5.938% (1 Month LIBOR USD + 3.50%), 05/05/2025 (b)	846,252	842,377
Athenahealth, Inc., Senior Secured First Lien Term Loan 7.045% (3 Month LIBOR USD + 4.50%), 02/11/2026 (b)	658,350	657,939
Bausch Health Cos., Inc., Senior Secured First Lien Term Loan 5.412% (1 Month LIBOR USD + 3.00%), 06/02/2025 (b)	817,280	817,877
Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/01/2024 (b)	732,488	728,096
CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 06/07/2023 (b)	537,429	535,459
Dentalcorp Perfect Smile, ULC, Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 06/06/2025 (b)	569,665	563,792
Endo Luxembourg Finance Co. I S.A.R.L., Senior Secured First Lien Term Loan 6.75% (1 Month LIBOR USD + 4.25%, 0.750% Floor), 04/29/2024 (b)	878,825	827,563
Envision Healthcare Corp., Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%), 10/10/2025 (b)	830,414	735,954
Examworks Group, Inc., Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 07/27/2023 (b)	833,362	833,882
Gentiva Health Services, Inc., Senior Secured First Lien Term Loan 6.188% (1 Month LIBOR USD + 3.75%), 07/02/2025 (b)(h)	789,354	791,082

Greatbatch, Ltd., Senior Secured First Lien Term Loan 5.42% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/27/2022 (b)	525,277	526,882
Greenway Health, LLC, Senior Secured First Lien Term Loan 6.08% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 02/16/2024 (b)(h)	637,000	565,338
HC Group Holdings II, Inc., Senior Secured First Lien Term Loan 7.079%, 05/29/2026 (b)(d)(h)	430,000	429,463
HC Group Holdings III, Inc. (Walgreens), Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%), 04/07/2022 (b)(h)	1,135,604	1,134,893
HCA, Inc., Senior Secured First Lien Term Loan 4.33% (3 Month LIBOR USD + 2.00%), 03/13/2025 (b)	320,938	321,465
Heartland Dental, LLC
Senior Secured First Lien Delayed-Draw Term Loan 6.249%, 04/18/2025 (b)(d)(g)	18,261	17,348
Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%), 04/30/2025 (b)	813,918	773,226
Jaguar Holding Co. II, Senior Secured First Lien Term Loan 4.902% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 08/18/2022 (b)	975,222	971,014
Mallinckrodt International Finance S.A., Senior Secured First Lien Term Loan 5.08% (3 Month LIBOR USD + 2.75%, 0.750% Floor), 09/24/2024 (b)	572,028	515,540
Micro Holding Corp., Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%), 09/13/2024 (b)	918,638	904,054
MPH Acquisition Holdings, LLC, Senior Secured First Lien Term Loan 5.351% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 06/07/2023 (b)	1,214,802	1,164,693
Navicure, Inc., Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 11/01/2024 (b)	901,275	896,205
Parexel International Corp., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 09/27/2024 (b)	537,092	515,802
Pearl Intermediate Parent, LLC
Senior Secured First Lien Delayed-Draw Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 02/14/2025 (b)(g)	177,262	171,612
Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 02/14/2025 (b)	599,009	579,915
Press Ganey Holdings, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 10/23/2023 (b)(h)	1,014,571	1,014,637
RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 6.904% (1 Month LIBOR USD + 4.50%), 11/14/2025 (b)	840,775	837,244
RPI Finance Trust, Senior Secured First Lien Term Loan 4.402% (1 Month LIBOR USD + 2.00%), 03/27/2023 (b)	974,836	976,971
Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 06/27/2025 (b)	440,550	440,618
Sterigenics-Nordion Holdings, LLC, Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 05/13/2022 (b)	366,382	361,917
Team Health Holdings, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 02/06/2024 (b)	445,113	395,316
Verscend Holding Corp., Senior Secured First Lien Term Loan 6.902% (1 Month LIBOR USD + 4.50%), 08/27/2025 (b)	865,724	868,027
Vizient, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 05/06/2026 (b)	410,970	411,630
		25,731,880
HOTELS - 0.21%
Four Seasons Hotels, Ltd., Senior Secured First Lien Term Loan 4.402% (1 Month LIBOR USD + 2.00%), 11/30/2023 (b)	507,197	506,738
LEISURE & ENTERTAINMENT - 3.28%
Alterra Mountain Co., Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 07/31/2024 (b)	1,241,883	1,239,362
CDS U.S. Intermediate Holdings, Inc., Senior Secured First Lien Term Loan 6.08% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 07/08/2022 (b)	1,031,795	1,000,475
Crown Finance U.S., Inc., Senior Secured First Lien Term Loan 4.652% (1 Month LIBOR USD + 2.25%), 02/28/2025 (b)	752,209	740,964
Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan 4.652% (1 Month LIBOR USD + 2.25%), 08/29/2025 (b)	686,550	687,697
Metro-Goldwyn-Mayer Holdings, Inc., Senior Secured Second Lien Term Loan 6.91% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 07/03/2026 (b)	635,000	616,744
NAI Entertainment Holdings, LLC, Senior Secured First Lien Term Loan 4.91% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 05/08/2025 (b)	873,636	871,269
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 04/01/2024 (b)	1,176,939	1,175,780
UFC Holdings, LLC, Senior Secured First Lien Term Loan 5.66% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 04/30/2026 (b)	1,467,523	1,466,604
		7,798,895
MEDIA - BROADCAST - 2.30%
CBS Radio, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 11/18/2024 (b)	616,736	616,995
Cumulus Media New Holdings, Inc., Senior Secured First Lien Term Loan 6.91% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 05/13/2022 (b)	323,902	324,145
E.W. Scripps Co., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 05/01/2026 (b)	952,613	952,017
Gray Television, Inc., Senior Secured First Lien Term Loan 4.931% (1 Month LIBOR USD + 2.50%), 01/02/2026 (b)	522,375	522,506
Hubbard Radio, LLC, Senior Secured First Lien Term Loan 5.94% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 03/28/2025 (b)	517,988	517,556
iHeartCommunications, Inc., Senior Secured First Lien Term Loan 6.579% (3 Month LIBOR USD + 4.00%), 05/01/2026 (b)	735,000	736,782
Mission Broadcasting, Inc., Senior Secured First Lien Term Loan 4.69% (1 Month LIBOR USD + 2.25%), 01/17/2024 (b)	34,304	34,081
Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan 4.652% (1 Month LIBOR USD + 2.25%), 01/17/2024 (b)	171,772	170,652
Quincy Newspapers, Inc.
Senior Secured First Lien Term Loan 5.41% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 11/02/2022 (b)	667,226	664,307
Senior Secured First Lien Term Loan 7.50% (Prime Rate + 2.00%, 1.000% Floor), 11/02/2022 (b)	8,798	8,760
Univision Communications, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (b)	975,639	930,594
		5,478,395
MEDIA - CABLE - 2.81%
Cogeco Communications (U.S.A.) II, LP, Senior Secured First Lien Term Loan 4.652% (1 Month LIBOR USD + 2.25%), 01/03/2025 (b)	554,400	550,142
Hargray Communications Group, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 05/16/2024 (b)	798,700	795,333
Lions Gate Capital Holdings, LLC, Senior Secured First Lien Term Loan 4.652% (1 Month LIBOR USD + 2.25%), 03/24/2025 (b)	496,495	494,219
Radiate Holdco, LLC, Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 02/01/2024 (b)	912,226	892,786
Telenet Financing USD, LLC, Senior Secured First Lien Term Loan 4.644% (1 Month LIBOR USD + 2.25%), 08/17/2026 (b)	825,000	817,340
UPC Financing Partnership, Senior Secured First Lien Term Loan 4.894% (1 Month LIBOR USD + 2.50%), 01/15/2026 (b)	512,241	512,112
Virgin Media Bristol, LLC, Senior Secured First Lien Term Loan 4.894% (1 Month LIBOR USD + 2.50%), 01/15/2026 (b)	775,000	773,063
WideOpenWest Finance, LLC, Senior Secured First Lien Term Loan 5.654% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 08/18/2023 (b)	1,284,076	1,257,752
Ziggo Secured Finance Partnership, Senior Secured First Lien Term Loan 4.894% (1 Month LIBOR USD + 2.50%), 04/15/2025 (b)	620,000	608,375
		6,701,122
MEDIA DIVERSIFIED & SERVICES - 3.76%
Ancestry.com Operations, Inc., Senior Secured First Lien Term Loan 5.66% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 10/19/2023 (b)	1,323,910	1,323,361
Catalina Marketing Corp.
Senior Secured First Lien Term Loan 9.894% (1 Month LIBOR USD + 7.50%, 1.000% Floor), 02/15/2023 (b)	108,879	91,867
Senior Secured First Lien Term Loan 3.394% (1 Month LIBOR USD + 1.00%, 1.000% Floor), 08/15/2023 (b)	149,682	69,976
Creative Artists Agency, LLC, Senior Secured First Lien Term Loan 5.404% (1 Month LIBOR USD + 3.00%), 02/15/2024 (b)	918,797	917,304
Financial & Risk U.S. Holdings, Inc., Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%), 10/01/2025 (b)	920,375	894,057
Hoya Midco, LLC
Senior Secured First Lien Term Loan 5.902% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 06/28/2024 (b)	799,301	792,974
Senior Secured First Lien Term Loan 5.939% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 06/28/2024 (b)	176,853	175,454
Learfield Communications, LLC, Senior Secured First Lien Term Loan 5.66% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 12/01/2023 (b)	585,000	586,465
Meredith Corp., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 01/31/2025 (b)	795,764	796,134
Quebecor Media, Inc., Senior Secured First Lien Term Loan 4.651% (1 Month LIBOR USD + 2.25%, 0.750% Floor), 08/17/2020 (b)	597,907	599,276
Titan AcquisitionCo New Zealand, Ltd., Senior Secured First Lien Term Loan 6.826% (3 Month LIBOR USD + 4.25%), 05/01/2026 (b)	485,000	485,606
William Morris Endeavor Entertainment, LLC, Senior Secured First Lien Term Loan 5.16% (3 Month LIBOR USD + 2.75%), 05/16/2025 (b)	1,569,649	1,521,249
WMG Acquisition Corp., Senior Secured First Lien Term Loan 4.527% (1 Month LIBOR USD + 2.125%), 11/01/2023 (b)	703,000	694,522
		8,948,245
METALS & MINING EXCLUDING STEEL - 0.24%
Aleris International, Inc., Senior Secured First Lien Term Loan 7.152% (1 Month LIBOR USD + 4.75%), 02/27/2023 (b)	574,200	575,636

NON-FOOD & DRUG RETAILERS - 2.58%
ABG Intermediate Holdings 2, LLC
Senior Secured First Lien Term Loan 5.902% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 09/27/2024 (b)	2,052,897	2,009,273
Senior Secured Second Lien Term Loan 10.152% (1 Month LIBOR USD + 7.75%, 1.000% Floor), 09/29/2025 (b)	309,429	306,528
Ascena Retail Group, Inc., Senior Secured First Lien Term Loan 6.938% (1 Month LIBOR USD + 4.50%, 0.750% Floor), 08/22/2022 (b)	952,781	626,849
Bass Pro Group, LLC, Senior Secured First Lien Term Loan 7.402% (1 Month LIBOR USD + 5.00%, 0.750% Floor), 09/25/2024 (b)	1,127,444	1,079,291
Harbor Freight Tools U.S.A., Inc., Senior Secured First Lien Term Loan 4.902% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 08/18/2023 (b)	594,057	579,854
Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan 7.592% (3 Month LIBOR USD + 5.00%, 1.000% Floor), 10/20/2023 (b)	419,496	381,043
Life Time Fitness, Inc., Senior Secured First Lien Term Loan 5.272% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 06/10/2022 (b)	688,268	686,355
Sally Holdings, LLC, Senior Secured First Lien Term Loan 4.50%, 07/05/2024	485,000	463,175
		6,132,368
OIL & GAS - 0.54%
California Resources Corp., Senior Secured First Lien Term Loan 7.152% (1 Month LIBOR USD + 4.75%, 1.000% Floor), 12/30/2022 (b)	630,000	604,013
Seadrill Operating, LP, Senior Secured First Lien Term Loan 8.601% (3 Month LIBOR USD + 6.00%, 1.000% Floor), 02/21/2021 (b)	415,673	299,441
U.S. Silica Co., Senior Secured First Lien Term Loan 6.438% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 05/01/2025 (b)	414,750	390,578
		1,294,032
PACKAGING - 3.05%
Berry Global, Inc., Senior Secured First Lien Term Loan 4.902% (1 Month LIBOR USD + 2.50%), 07/01/2026 (b)	820,000	815,388
BWAY Holding Co., Senior Secured First Lien Term Loan 5.854% (3 Month LIBOR USD + 3.25%), 04/03/2024 (b)	1,085,882	1,051,492
Engineered Machinery Holdings, Inc., Senior Secured First Lien Term Loan 5.58% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 07/19/2024 (b)	290,575	283,311
Flex Acquisition Co., Inc., Senior Secured First Lien Term Loan 5.69% (1 Month LIBOR USD + 3.25%), 06/30/2025 (b)	1,062,585	1,011,161
Hoffmaster Group, Inc., Senior Secured First Lien Term Loan 6.33% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 11/21/2023 (b)	731,250	730,336
Pro Mach Group, Inc., Senior Secured First Lien Term Loan 5.144% (1 Month LIBOR USD + 2.75%), 03/07/2025 (b)	493,750	476,676
Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 02/06/2023 (b)	618,140	614,443
Spectrum Holdings III Corp., Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%), 01/31/2025 (b)	732,379	693,929
Titan Acquisition, Ltd., Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%), 03/28/2025 (b)	488,813	467,970
TricorBraun Holdings, Inc.
Senior Secured First Lien Term Loan 6.136% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/30/2023 (b)	61,920	61,123
Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 11/30/2023 (b)	694,233	685,295
Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 10/17/2024 (b)	381,425	362,117
		7,253,241
PRINTING & PUBLISHING - 0.39%
Harland Clarke Holdings Corp., Senior Secured First Lien Term Loan 7.08% (3 Month LIBOR USD + 4.75%, 1.000% Floor), 11/03/2023 (b)	737,707	639,038
Quad/Graphics, Inc., Senior Secured First Lien Term Loan 7.41% (1 Month LIBOR USD + 5.00%), 02/02/2026 (b)	293,156	292,790
		931,828
REITs - 0.25%
VICI Properties 1, LLC, Senior Secured First Lien Term Loan 4.404% (1 Month LIBOR USD + 2.00%), 12/20/2024 (b)	610,909	604,800
RESTAURANTS - 1.00%
1011778 B.C., ULC, Senior Secured First Lien Term Loan 4.652% (1 Month LIBOR USD + 2.25%, 1.000% Floor), 02/16/2024 (b)	420,325	417,875
IRB Holding Corp., Senior Secured First Lien Term Loan 5.644% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 02/05/2025 (b)	761,665	753,275
K-Mac Holdings Corp., Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%), 03/14/2025 (b)	589,410	583,663
NPC International, Inc.
Senior Secured First Lien Term Loan 5.819% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 04/19/2024 (b)	317,318	258,081
Senior Secured First Lien Term Loan 5.902% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 04/19/2024 (b)	458,857	371,591
		2,384,485
STEEL PRODUCERS & PRODUCTS - 0.51%
GrafTech Finance, Inc., Senior Secured First Lien Term Loan 5.902% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 02/12/2025 (b)	937,833	922,593
MRC Global (U.S.), Inc., Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%), 09/20/2024 (b)	290,575	290,212
		1,212,805
SUPPORT - SERVICES - 9.94%
Access CIG, LLC
Senior Secured First Lien Term Loan 6.189% (1 Month LIBOR USD + 3.75%), 02/27/2025 (b)	1,274,946	1,270,568
Senior Secured Second Lien Term Loan 10.189% (1 Month LIBOR USD + 7.75%), 02/27/2026 (b)	315,000	313,819
Allied Universal Holdco, LLC
Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 07/28/2022 (b)	931,257	930,870
Senior Secured First Lien Term Loan 6.652% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 07/28/2022 (b)	238,800	238,838
Senior Secured First Lien Term Loan 6.507% (6 Month LIBOR USD + 4.25%), 07/13/2026 (b)(h)	204,730	204,218
Senior Secured First Lien Delayed-Draw Term Loan 6.77%, 07/31/2026 (b)(d)(h)	20,270	20,220
Amynta Agency Borrower, Inc., Senior Secured First Lien Term Loan 6.902% (1 Month LIBOR USD + 4.50%), 02/28/2025 (b)	796,951	776,031
Aramark Services, Inc., Senior Secured First Lien Term Loan 4.08% (3 Month LIBOR USD + 1.75%), 03/28/2024 (b)	404,657	404,152
Asurion, LLC,
Senior Secured First Lien Term Loan 5.439% (1 Month LIBOR USD + 3.00%), 08/04/2022 (b)	1,282,668	1,281,288
Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%), 11/03/2023 (b)	1,367,302	1,366,201
Senior Secured Second Lien Term Loan 8.902% (1 Month LIBOR USD + 6.50%), 08/04/2025 (b)	310,000	315,007
Belfor Holdings, Inc., Senior Secured First Lien Term Loan 6.402% (1 Month LIBOR USD + 4.00%), 04/06/2026 (b)	470,000	473,525
Brand Energy & Infrastructure Services, Inc.
Senior Secured First Lien Term Loan 6.58% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (b)	6,509	6,306
Senior Secured First Lien Term Loan 6.73% (2 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (b)	596,483	577,842
Senior Secured First Lien Term Loan 6.842% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (b)	672,807	651,782
Brightview Landscapes, LLC, Senior Secured First Lien Term Loan 4.938% (1 Month LIBOR USD + 2.50%), 08/15/2025 (b)	1,133,550	1,134,497
Camelot Finance, LP, Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 10/03/2023 (b)	665,562	668,118
Capri Acquisitions BidCo, Ltd., Senior Secured First Lien Term Loan 5.833% (3 Month LIBOR USD + 3.25%), 11/01/2024 (b)	721,151	708,892
EAB Global, Inc.
Senior Secured First Lien Term Loan 6.351% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/15/2024 (b)	1,588	1,577
Senior Secured First Lien Term Loan 6.381% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 11/15/2024 (b)	625,475	621,174
Garda World Security Corp.
Senior Secured First Lien Term Loan 6.02% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 05/24/2024 (b)	1,004,631	999,814
Senior Secured First Lien Term Loan 8.00% (Prime Rate + 2.50%, 1.000% Floor), 05/24/2024 (b)	2,570	2,557
IRI Holdings, Inc., Senior Secured First Lien Term Loan 7.022% (3 Month LIBOR USD + 4.50%), 12/01/2025 (b)	1,731,300	1,730,937
Lakeland Tours, LLC, Senior Secured First Lien Term Loan 6.402% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 12/16/2024 (b)	709,070	709,513
Learning Care Group (U.S.) No. 2, Inc.
Senior Secured First Lien Term Loan 5.58% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (b)	59,145	58,317
Senior Secured First Lien Term Loan 5.83% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (b)	548,590	540,910

Senior Secured First Lien Term Loan 5.833% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (b)	137,148	135,227
MoneyGram Payment Systems Worldwide, Inc., Senior Secured First Lien Term Loan 8.33% (3 Month LIBOR USD + 6.00%, 1.000% Floor), 05/22/2023 (b)	909,641	888,037
PODS, LLC, Senior Secured First Lien Term Loan 5.161% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 12/06/2024 (b)	767,071	757,165
Prometric Holdings, Inc., Senior Secured First Lien Term Loan 5.41% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 01/29/2025 (b)	725,831	713,129
Renaissance Holding Corp., Senior Secured First Lien Term Loan 5.731% (2 Month LIBOR USD + 3.25%), 06/02/2025 (b)	519,750	505,563
Severin Acquisition, LLC, Senior Secured First Lien Term Loan 5.815% (3 Month LIBOR USD + 3.25%), 08/01/2025 (b)	597,000	590,191
SiteOne Landscape Supply, Inc., Senior Secured First Lien Term Loan 5.16% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 10/29/2024 (b)	391,520	390,785
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%), 05/01/2024 (b)	551,312	549,933
TKC Holdings, Inc., Senior Secured First Lien Term Loan 6.16% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 02/01/2023 (b)	362,560	355,648
TMK Hawk Parent Corp.
Senior Secured First Lien Term Loan 5.70% (6 Month LIBOR USD + 3.50%), 08/28/2024 (b)	52,671	43,980
Senior Secured First Lien Term Loan 5.83% (3 Month LIBOR USD + 3.50%), 08/28/2024 (b)	1,050	877
Senior Secured First Lien Term Loan 5.91% (1 Month LIBOR USD + 3.50%), 08/28/2024 (b)	358,974	299,743
USIC Holdings, Inc., Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 12/08/2023 (b)	805,177	799,980
Verra Mobility Corp., Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%), 03/03/2025 (b)	607,313	610,094
West Corp.
Senior Secured First Lien Term Loan 6.022% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 10/10/2024 (b)	264,663	244,152
Senior Secured First Lien Term Loan 6.522% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 10/10/2024 (b)	837,203	783,601
		23,675,078
TECHNOLOGY - 10.37%
Almonde, Inc., Senior Secured First Lien Term Loan 5.902% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 06/13/2024 (b)	676,821	660,655
Avaya, Inc., Senior Secured First Lien Term Loan 6.651% (1 Month LIBOR USD + 4.25%), 12/16/2024 (b)	1,431,268	1,372,228
Barracuda Networks, Inc., Senior Secured First Lien Term Loan 5.774% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 02/12/2025 (b)	950,400	951,140
Canyon Valor Cos., Inc., Senior Secured First Lien Term Loan 5.08% (3 Month LIBOR USD + 2.75%), 06/16/2023 (b)	868,797	864,996
Carbonite, Inc., Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%), 03/26/2026 (b)	490,500	492,236
Celestica, Inc., Senior Secured First Lien Term Loan 4.529% (1 Month LIBOR USD + 2.125%), 06/27/2025 (b)	618,750	597,480
CommScope, Inc., Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%), 04/03/2026 (b)	645,000	644,033
Compuware Corp., Senior Secured First Lien Term Loan 6.402% (1 Month LIBOR USD + 4.00%), 08/22/2025 (b)(h)	517,799	517,799
Diebold Nixdorf, Inc., Senior Secured First Lien Term Loan 11.688% (1 Month LIBOR USD + 9.25%), 08/31/2022 (b)	275,453	291,866
Dynatrace, LLC, Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%), 08/22/2025 (b)	874,863	874,534
EagleView Technology Corp., Senior Secured First Lien Term Loan 5.904% (1 Month LIBOR USD + 3.50%), 08/14/2025 (b)	885,550	851,602
Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%), 12/01/2023 (b)	1,217,750	1,205,384
GlobalLogic Holdings, Inc., Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%), 08/01/2025 (b)	501,213	500,794
Help/Systems Holdings, Inc., Senior Secured First Lien Term Loan 6.08% (3 Month LIBOR USD + 3.75%), 03/28/2025 (b)	629,073	625,141
Imperva, Inc., Senior Secured First Lien Term Loan 6.411% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 01/12/2026 (b)	795,000	792,269
Informatica, LLC, Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%), 08/05/2022 (b)	749,637	751,200
Kronos , Inc., Senior Secured First Lien Term Loan 5.579% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 11/01/2023 (b)	622,721	622,139
MA FinanceCo., LLC, Senior Secured First Lien Term Loan 4.902% (1 Month LIBOR USD + 2.50%), 06/21/2024 (b)	109,139	107,195
Microchip Technology, Inc., Senior Secured First Lien Term Loan 4.41% (1 Month LIBOR USD + 2.00%), 05/29/2025 (b)	324,814	323,698
MLN U.S. HoldCo, LLC, Senior Secured First Lien Term Loan 6.902% (1 Month LIBOR USD + 4.50%), 11/28/2025 (b)	990,025	948,776
Optiv Security, Inc., Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 02/01/2024 (b)	873,947	801,846
Plantronics, Inc., Senior Secured First Lien Term Loan 4.902% (1 Month LIBOR USD + 2.50%), 07/02/2025 (b)	184,274	183,430
Project Alpha Intermediate Holding, Inc.
Senior Secured First Lien Term Loan 6.37% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 04/26/2024 (b)	784,000	762,440
Senior Secured First Lien Term Loan 6.78% (1 Month LIBOR USD + 4.25%), 04/26/2024 (b)	540,000	538,650
Red Ventures, LLC, Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%), 11/08/2024 (b)(h)	680,684	680,024
Rocket Software, Inc., Senior Secured First Lien Term Loan 6.652% (1 Month LIBOR USD + 4.25%), 11/28/2025 (b)	473,813	464,336
RP Crown Parent, LLC, Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 10/12/2023 (b)	550,875	549,154
SCS Holdings I, Inc., Senior Secured First Lien Term Loan 6.569% (3 Month LIBOR USD + 4.25%), 07/01/2026 (b)(h)	590,000	590,121
Seattle SpinCo, Inc., Senior Secured First Lien Term Loan 4.902% (1 Month LIBOR USD + 2.50%), 06/21/2024 (b)	737,041	723,914
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 02/05/2024 (b)	1,513,793	1,508,428
Solera, LLC, Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 03/03/2023 (b)	767,062	762,390
SS&C Technologies, Inc.
Senior Secured First Lien Term Loan 4.652% (1 Month LIBOR USD + 2.25%), 04/16/2025 (b)	447,782	446,636
Senior Secured First Lien Term Loan 4.652% (1 Month LIBOR USD + 2.25%), 04/16/2025 (b)	307,085	306,299
TIBCO Software, Inc., Senior Secured First Lien Term Loan 5.91% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 12/04/2020 (b)	860,790	863,618
Ultimate Software Group, Senior Secured First Lien Term Loan 6.08% (2 Month LIBOR USD + 3.75%), 05/04/2026 (b)	749,000	751,419
Vertafore, Inc., Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%), 07/02/2025 (b)	805,950	776,900
		24,704,770
TELECOMMUNICATIONS - SATELLITES - 1.62%
Maxar Technologies, Ltd., Senior Secured First Lien Term Loan 5.16% (1 Month LIBOR USD + 2.75%), 10/04/2024 (b)	1,413,425	1,280,330
Speedcast International, Ltd., Senior Secured First Lien Term Loan 5.08% (3 Month LIBOR USD + 2.75%), 05/15/2025 (b)	841,500	832,033
Telesat Canada, Senior Secured First Lien Term Loan 4.83% (3 Month LIBOR USD + 2.50%, 0.750% Floor), 11/17/2023 (b)	790,389	782,817
Xplornet Communications, Inc., Senior Secured First Lien Term Loan 6.33% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 09/09/2021 (b)	955,894	955,894
		3,851,074
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 3.98%
Altice Financing S.A., Senior Secured First Lien Term Loan 5.144% (1 Month LIBOR USD + 2.75%), 07/15/2025 (b)	546,424	519,272
Cable & Wireless Communications, Ltd., Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%), 01/30/2026 (b)	656,000	658,050
CenturyLink, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 01/31/2025 (b)	1,811,918	1,773,171
Consolidated Communications, Inc., Senior Secured First Lien Term Loan 5.41% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/05/2023 (b)	1,234,000	1,183,671
Dawn Acquisition, LLC, Senior Secured First Lien Term Loan 6.08% (3 Month LIBOR USD + 3.75%), 12/31/2025 (b)	646,750	637,049
Flexential Intermediate Corp., Senior Secured First Lien Term Loan 5.83% (3 Month LIBOR USD + 3.50%), 08/01/2024 (b)	772,226	711,417
Masergy Holdings, Inc., Senior Secured First Lien Term Loan 5.58% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 12/15/2023 (b)	487,500	480,797
MTN Infrastructure TopCo, Inc., Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 11/15/2024 (b)	444,375	442,060
Numericable U.S., LLC
Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 07/31/2025 (b)	630,732	602,125
Senior Secured First Lien Term Loan 6.394% (1 Month LIBOR USD + 4.00%), 08/14/2026 (b)	368,150	361,170
Rackspace Hosting, Inc., Senior Secured First Lien Term Loan 5.576% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 11/03/2023 (b)	681,935	631,431
Sprint Communications, Inc., Senior Secured First Lien Term Loan 4.938% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 02/02/2024 (b)	1,083,429	1,068,981
TierPoint, LLC, Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 05/06/2024 (b)	449,755	418,835
		9,488,029

UTILITIES - ELECTRIC - 1.39%
Calpine Corp., Senior Secured First Lien Term Loan 4.83% (3 Month LIBOR USD + 2.50%), 01/15/2024 (b)	629,722	627,332
Exgen Renewables IV, LLC, Senior Secured First Lien Term Loan 5.53% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 11/29/2024 (b)	640,685	614,657
Frontera Generation Holdings, LLC, Senior Secured First Lien Term Loan 6.662% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 05/02/2025 (b)	623,700	610,184
Lightstone Holdco, LLC
Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 01/30/2024 (b)	558,304	552,060
Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 01/30/2024 (b)	31,489	31,137
Vistra Operations Co., LLC
Senior Secured First Lien Term Loan 4.402% (1 Month LIBOR USD + 2.00%), 08/04/2023 (b)	294,270	294,252
Senior Secured First Lien Term Loan 4.33% (3 Month LIBOR USD + 2.00%), 12/31/2025 (b)	18,524	18,527
Senior Secured First Lien Term Loan 4.394% (1 Month LIBOR USD + 2.00%), 12/31/2025 (b)	231,895	231,925
Senior Secured First Lien Term Loan 4.402% (1 Month LIBOR USD + 2.00%), 12/31/2025 (b)	324,631	324,673
		3,304,747
UTILITIES - GAS - 1.20%
Brazos Delaware II, LLC, Senior Secured First Lien Term Loan 6.383% (1 Month LIBOR USD + 4.00%), 05/21/2025 (b)	400,950	377,895
Lower Cadence Holdings, LLC, Senior Secured First Lien Term Loan 6.404% (1 Month LIBOR USD + 4.00%), 05/22/2026 (b)	415,000	413,531
Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 02/18/2025 (b)	458,668	439,177
Northriver Midstream Finance, LP, Senior Secured First Lien Term Loan 5.85% (3 Month LIBOR USD + 3.25%), 10/01/2025 (b)	749,338	749,442
Traverse Midstream Partners, LLC, Senior Secured First Lien Term Loan 6.59% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 09/27/2024 (b)	893,250	885,590
		2,865,635
TOTAL BANK LOANS (Cost $211,311,533)		207,619,647

CORPORATE BONDS - 9.87% (i)

CONSUMER PRODUCTS - 0.16%
Griffon Corp. 5.25%, 03/01/2022	374,000	373,533
ENVIRONMENTAL - 0.42%
GFL Environmental, Inc. 7.00%, 06/01/2026 (c)(j)	420,000	431,025
Stericycle, Inc. 5.375%, 07/15/2024 (j)	535,000	559,808
		990,833
FINANCE - INSURANCE - 0.16%
Acrisure, LLC / Acrisure Finance, Inc. 7.00%, 11/15/2025 (j)	410,000	372,075
FINANCE - SERVICES - 1.67%
Navient Corp. 5.50%, 01/25/2023	780,000	804,375
Starwood Property Trust, Inc. 5.00%, 12/15/2021	750,000	772,500
VFH Parent, LLC / Orchestra Co-Issuer, Inc. 6.75%, 06/15/2022 (j)	1,600,000	1,658,672
WEX, Inc. 4.75%, 02/01/2023 (j)	745,000	750,588
		3,986,135
FOOD & DRUG RETAILERS - 0.13%
Albertson's Cos., LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's, LLC 5.75%, 03/15/2025	310,000	313,968
GAMING - 0.25%
Eldorado Resorts, Inc. 7.00%, 08/01/2023	575,000	602,313
HEALTHCARE - 1.09%
Bausch Health Cos., Inc. 5.50%, 11/01/2025 (c)(j)	775,000	810,844
DaVita, Inc. 5.75%, 08/15/2022	400,000	405,000
MPH Acquisition Holdings, LLC 7.125%, 06/01/2024 (j)	550,000	518,485
Tenet Healthcare Corp. 4.625%, 07/15/2024	851,000	864,828
		2,599,157
MEDIA - BROADCAST - 0.79%
Cumulus Media New Holdings, Inc. 6.75%, 07/01/2026 (j)	485,000	484,903
Nexstar Broadcasting, Inc. 5.875%, 11/15/2022	550,000	563,750
Tribune Media Co. 5.875%, 07/15/2022	825,000	843,480
		1,892,133
MEDIA - CABLE - 1.77%
Block Communications, Inc. 6.875%, 02/15/2025 (j)	1,410,000	1,476,974
Cablevision Systems Corp. 8.00%, 04/15/2020	650,000	672,964
CCO Holdings, LLC / CCO Holdings Capital Corp. 5.25%, 09/30/2022	575,000	584,761
DISH DBS Corp. 5.875%, 07/15/2022	1,450,000	1,477,187
		4,211,886
MEDIA DIVERSIFIED & SERVICES - 0.19%
Meredith Corp. 6.875%, 02/01/2026	420,000	447,775
NON-FOOD & DRUG RETAILERS - 0.35%
PetSmart, Inc. 5.875%, 06/01/2025 (j)	860,000	838,500
PACKAGING - 0.22%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu 5.75%, 10/15/2020	533,009	535,008
REITs - 0.26%
VICI Properties 1, LLC / VICI FC, Inc. 8.00%, 10/15/2023	550,000	610,500
SUPPORT - SERVICES - 0.30%
GEO Group, Inc. 5.125%, 04/01/2023	780,000	702,000
TECHNOLOGY - 0.58%
Dell International, LLC / EMC Corp. 4.42%, 06/15/2021 (j)	750,000	773,072
NCR Corp. 4.625%, 02/15/2021	600,000	603,000
		1,376,072
TELECOMMUNICATIONS - SATELLITES - 0.63%
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	725,000	747,656
6.625%, 08/01/2026	725,000	763,969
		1,511,625
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 0.28%
Sprint Communications, Inc. 7.00%, 08/15/2020	650,000	675,188
TRANSPORTATION EXCLUDING AIR & RAIL - 0.15%
XPO Logistics, Inc. 6.50%, 06/15/2022 (j)	350,000	357,875

UTILITIES - ELECTRIC - 0.47%
AES Corp. 4.50%, 03/15/2023	445,000	458,350
TerraForm Power Operating, LLC 4.25%, 01/31/2023 (j)	655,000	657,456
		1,115,806
TOTAL CORPORATE BONDS (Cost $23,089,528)		23,512,382

	Shares
COMMON STOCKS - 0.42%

FORESTRY & PAPER - 0.33%
Verso Corp. (a)	40,879	778,745

MEDIA - BROADCAST - 0.07%
Cumulus Media, Inc. (a)	8,437	156,506

MEDIA DIVERSIFIED & SERVICES - 0.00%
Pacifico, Inc. (a)(f)	2,592	12,960

OIL & GAS - 0.02%
Ascent Resources, LLC (a)(f)	11,064	29,320
HGIM Corp. (a)	1,010	15,150
		44,470
TOTAL COMMON STOCKS (Cost $2,134,718)		992,681

WARRANTS - 0.03%

OIL & GAS - 0.03%
Ascent Resources, LLC (a)(f)	72,369	9,046
Ascent Resources, LLC (a)(f)	56,287	4,222
HGIM Corp. (a)	4,517	67,755
TOTAL WARRANTS (Cost $202,573)		81,023

PRIVATE PLACEMENTS - 0.01%

UTILITIES - GAS - 0.01%
Southcross Energy Partners, LP (a)	63	–
Southcross Energy Partners, LP	63	33,862
TOTAL PRIVATE PLACEMENTS (Cost $0)		33,862

SHORT-TERM INVESTMENTS - 2.08%

MONEY MARKET FUND - 2.08%
First American Government Obligations Fund - Class X, 2.30% (e)	4,947,820	4,947,820
TOTAL SHORT-TERM INVESTMENTS (Cost $4,947,820)		4,947,820
Total Investments (Cost $241,686,172) - 99.59%		237,187,415
Other Assets in Excess of Liabilities - 0.41%		974,184
TOTAL NET ASSETS - 100.00%		$238,161,599

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2019.
(c)	U.S. traded security of a foreign issuer.
(d)	Variable rate security. Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(e)	Rate shown is the 7-day annualized yield as of June 30, 2019.
(f)	Value determined using significant unobservable inputs.
(g)	All or a portion of the loan is unfunded.
(h)	Illiquid security. A security may be considered illiquid if it lacks a readily available market. As of
June 30, 2019 the value of these investments was $5,947,795 or 2.50% of net assets.
(i)	All or a portion is posted as collateral for delayed settlement securities.
(j)	Rule 144a security. The Fund's Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019 the value of these investments was
$9,690,277 or 4.07% of net assets.

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 83.93% (h)

AEROSPACE & DEFENSE - 1.14%
Bombardier, Inc.
8.75%, 12/01/2021 (b)(c)(d)	$1,648,000	$1,802,500
6.00%, 10/15/2022 (b)(c)(d)	495,000	499,599
TransDigm, Inc. 6.00%, 07/15/2022	3,570,000	3,614,625
		5,916,724
AUTOMOTIVE - 1.11%
American Axle & Manufacturing, Inc. 6.625%, 10/15/2022	1,112,000	1,134,240
Dana, Inc. 6.00%, 09/15/2023	1,165,000	1,195,581
Penske Automotive Group, Inc. 5.75%, 10/01/2022	3,379,000	3,433,909
		5,763,730
BEVERAGE & FOOD - 0.57%
B&G Foods, Inc. 4.625%, 06/01/2021	2,950,000	2,964,750
BUILDING & CONSTRUCTION - 0.46%
Lennar Corp. 6.25%, 12/15/2021	602,000	637,367
M/I Homes, Inc. 6.75%, 01/15/2021	1,375,000	1,402,500
Toll Brothers Finance Corp. 6.75%, 11/01/2019	350,000	354,277
		2,394,144
BUILDING MATERIALS - 0.59%
American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023 (c)(d)	700,000	727,125
Summit Materials, LLC / Summit Materials Finance Corp. 6.125%, 07/15/2023	2,300,000	2,340,250
		3,067,375
CHEMICALS - 2.43%
Blue Cube Spinco, LLC
9.75%, 10/15/2023	3,840,000	4,252,800
10.00%, 10/15/2025	875,000	994,219
OCI N.V. 6.625%, 04/15/2023 (b)(c)(d)	765,000	799,425
PQ Corp. 6.75%, 11/15/2022 (c)(d)	3,700,000	3,844,633
Univar U.S.A., Inc. 6.75%, 07/15/2023 (c)(d)	2,675,000	2,738,531
		12,629,608
CONSUMER PRODUCTS - 2.46%
Central Garden & Pet Co. 6.125%, 11/15/2023	850,000	886,125
First Quality Finance Co., Inc. 4.625%, 05/15/2021 (c)(d)	3,378,000	3,382,222
Griffon Corp. 5.25%, 03/01/2022	1,050,000	1,048,688
Prestige Brands, Inc. 5.375%, 12/15/2021 (c)(d)	4,640,000	4,680,600
Spectrum Brands, Inc.
6.625%, 11/15/2022	1,482,000	1,521,273
6.125%, 12/15/2024	1,215,000	1,257,525
		12,776,433
ENVIRONMENTAL - 1.44%
Advanced Disposal Services, Inc. 5.625%, 11/15/2024 (c)(d)	1,071,000	1,125,889
Clean Harbors, Inc. 5.125%, 06/01/2021	1,400,000	1,403,500
GFL Environmental, Inc. 5.625%, 05/01/2022 (b)(c)(d)	3,635,000	3,680,438
Stericycle, Inc. 5.375%, 07/15/2024 (c)(d)	1,220,000	1,276,571
		7,486,398
FINANCE - BANKING - 0.80%
Ally Financial, Inc. 8.00%, 03/15/2020	4,000,000	4,153,160
FINANCE - SERVICES - 7.06%
Alliance Data Systems Corp.
5.875%, 11/01/2021 (c)(d)	3,405,000	3,507,235
5.375%, 08/01/2022 (c)(d)	2,815,000	2,862,151
DAE Funding, LLC
4.00%, 08/01/2020 (c)(d)	2,592,000	2,598,480
5.75%, 11/15/2023 (c)(d)	1,500,000	1,578,750
5.00%, 08/01/2024 (c)(d)	1,241,000	1,295,294
Nationstar Mortgage Holdings, Inc. 8.125%, 07/15/2023 (c)(d)	1,885,000	1,927,413
Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.50%, 07/01/2021	3,255,000	3,268,085
Navient Corp.
8.00%, 03/25/2020	875,000	907,813
5.875%, 03/25/2021	2,680,000	2,793,900
6.625%, 07/26/2021	390,000	413,887
6.50%, 06/15/2022	1,175,000	1,251,069
Park Aerospace Holdings, Ltd. 5.25%, 08/15/2022 (b)(c)(d)	1,155,000	1,222,337
Springleaf Finance Corp.
8.25%, 12/15/2020	505,000	543,506
7.75%, 10/01/2021	1,020,000	1,119,450
6.125%, 05/15/2022	475,000	511,812
6.125%, 03/15/2024	2,631,000	2,834,903
Starwood Property Trust, Inc.
3.625%, 02/01/2021 (c)(d)	645,000	645,000
5.00%, 12/15/2021	3,555,000	3,661,650
VFH Parent, LLC / Orchestra Co-Issuer, Inc. 6.75%, 06/15/2022 (c)(d)	3,657,000	3,791,102
		36,733,837

FOOD & DRUG RETAILERS - 0.38%
Ingles Markets, Inc. 5.75%, 06/15/2023	1,906,000	1,958,415
FORESTRY & PAPER - 0.48%
Cascades, Inc. 5.50%, 07/15/2022 (b)(c)(d)	2,485,000	2,506,744
GAMING - 3.11%
Boyd Gaming Corp. 6.875%, 05/15/2023	4,936,000	5,114,930
Eldorado Resorts, Inc. 7.00%, 08/01/2023	2,845,000	2,980,137
International Game Technology PLC 6.25%, 02/15/2022 (b)(c)(d)	3,335,000	3,539,269
MGM Resorts International 7.75%, 03/15/2022	4,082,000	4,561,635
		16,195,971
GENERAL INDUSTRIAL MANUFACTURING - 0.60%
Actuant Corp. 5.625%, 06/15/2022	1,225,000	1,240,313
Gates Global, LLC / Gates Global Co. 6.00%, 07/15/2022 (c)(d)	1,855,000	1,858,478
		3,098,791
HEALTHCARE - 14.67%
Acadia Healthcare Co., Inc. 6.125%, 03/15/2021	1,400,000	1,401,750
Bausch Health Cos., Inc.
6.50%, 03/15/2022 (b)(c)(d)	900,000	933,750
5.50%, 03/01/2023 (b)(c)(d)	1,100,000	1,112,925
5.875%, 05/15/2023 (b)(c)(d)	1,828,000	1,856,096
7.00%, 03/15/2024 (b)(c)(d)	3,111,000	3,313,526
Centene Corp.
5.625%, 02/15/2021	4,570,000	4,661,400
4.75%, 05/15/2022	2,583,000	2,647,575
6.125%, 02/15/2024	3,685,000	3,864,644
DaVita, Inc.
5.75%, 08/15/2022	5,250,000	5,315,625
5.125%, 07/15/2024	2,455,000	2,461,874
Eagle Holding Co. II, LLC 7.75% Cash or 8.00% PIK, 05/15/2022 (c)(d)(i)	2,495,000	2,519,950
HCA, Inc.
4.25%, 10/15/2019	525,000	527,145
6.50%, 02/15/2020	4,975,000	5,089,814
6.25%, 02/15/2021	500,000	525,000
7.50%, 02/15/2022	3,235,000	3,574,675
5.875%, 03/15/2022	585,000	639,542
Jaguar Holding Co. II / Pharmaceutical Product Development, LLC 6.375%, 08/01/2023 (c)(d)	3,446,000	3,575,225
Molina Healthcare, Inc. 5.375%, 11/15/2022 (e)	2,753,000	2,873,444
MPH Acquisition Holdings, LLC 7.125%, 06/01/2024 (c)(d)	4,361,000	4,111,115
MPT Operating Partnership, LP / MPT Finance Corp. 6.375%, 03/01/2024	4,320,000	4,530,600
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 05/01/2023 (c)(d)	1,430,000	1,522,950
Sabra Health Care, LP / Sabra Capital Corp. 5.375%, 06/01/2023	1,050,000	1,071,000
Service Corp International U.S. 4.50%, 11/15/2020	550,000	552,406
Sotera Health Holdings, LLC 6.50%, 05/15/2023 (c)(d)	2,904,000	2,947,560
Sotera Health Topco, Inc. 8.125% Cash or 9.00% PIK, 11/01/2021 (c)(d)(i)	1,281,000	1,281,000
Syneos Health, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, 10/01/2024 (c)(d)	844,000	886,200
Tenet Healthcare Corp.
4.50%, 04/01/2021	3,664,000	3,741,860
4.375%, 10/01/2021	5,442,000	5,557,642
Teva Pharmaceutical Finance Netherlands III B.V. 2.20%, 07/21/2021 (b)	3,336,000	3,177,540
		76,273,833
HOTELS - 0.60%
RHP Hotel Properties, LP / RHP Finance Corp.
5.00%, 04/15/2021	2,100,000	2,107,875
5.00%, 04/15/2023	1,000,000	1,018,750
		3,126,625
LEISURE & ENTERTAINMENT - 0.92%
NCL Corp., Ltd. 4.75%, 12/15/2021 (b)(c)(d)	2,375,000	2,413,594
Wyndham Destinations, Inc.
5.625%, 03/01/2021	1,250,000	1,296,875
4.25%, 03/01/2022	1,060,000	1,078,550
		4,789,019
MEDIA - BROADCAST - 5.81%
AMC Networks, Inc. 4.75%, 12/15/2022	661,000	670,955
Nexstar Broadcasting, Inc.
6.125%, 02/15/2022 (c)(d)	2,350,000	2,385,250
5.875%, 11/15/2022	2,335,000	2,393,375
Sinclair Television Group, Inc.
5.375%, 04/01/2021	4,955,000	4,970,484
6.125%, 10/01/2022	750,000	764,063
Sirius XM Radio, Inc. 6.00%, 07/15/2024 (c)(d)	2,305,000	2,377,607
TEGNA, Inc.
5.125%, 10/15/2019	879,000	881,197
5.125%, 07/15/2020	5,656,000	5,677,210
6.375%, 10/15/2023	2,725,000	2,816,969
Tribune Media Co. 5.875%, 07/15/2022	4,769,000	4,875,826
Univision Communications, Inc. 6.75%, 09/15/2022 (c)(d)	2,360,000	2,408,687
		30,221,623

MEDIA - CABLE - 7.81%
CCO Holdings, LLC / CCO Holdings Capital Corp.
5.25%, 03/15/2021	993,000	997,965
5.25%, 09/30/2022	5,575,000	5,669,636
5.125%, 05/01/2023 (c)(d)	1,000,000	1,023,437
5.75%, 09/01/2023	2,330,000	2,387,504
CSC Holdings, LLC
6.75%, 11/15/2021	800,000	858,000
5.125%, 12/15/2021 (c)(d)	1,945,000	1,949,862
5.125%, 12/15/2021 (c)(d)	2,000,000	2,005,000
10.875%, 10/15/2025 (c)(d)	4,070,000	4,672,869
DISH DBS Corp.
7.875%, 09/01/2019	2,420,000	2,435,125
6.75%, 06/01/2021	4,430,000	4,657,037
5.875%, 07/15/2022	1,130,000	1,151,188
GCI, LLC 6.75%, 06/01/2021	3,441,000	3,445,301
Lions Gate Capital Holdings, LLC 6.375%, 02/01/2024 (c)(d)	2,620,000	2,760,825
Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.50%, 04/15/2021	637,000	636,204
Midcontinent Communications / Midcontinent Finance Corp. 6.875%, 08/15/2023 (c)(d)	4,240,000	4,420,200
Netflix, Inc. 5.375%, 02/01/2021	1,500,000	1,554,375
		40,624,528
MEDIA DIVERSIFIED & SERVICES - 2.81%
Match Group, Inc. 6.375%, 06/01/2024	1,760,000	1,856,800
National CineMedia, LLC 6.00%, 04/15/2022	2,205,000	2,232,562
Nielsen Finance, LLC / Nielsen Finance Co.
4.50%, 10/01/2020	1,290,000	1,296,289
5.50%, 10/01/2021 (b)(c)(d)	3,775,000	3,798,594
5.00%, 04/15/2022 (c)(d)	2,420,000	2,426,050
Outfront Media Capital, LLC / Outfront Media Capital Corp.
5.25%, 02/15/2022	819,000	833,046
5.625%, 02/15/2024	812,000	838,390
Quebecor Media, Inc. 5.75%, 01/15/2023 (b)	1,250,000	1,343,750
		14,625,481
METALS & MINING EXCLUDING STEEL - 1.00%
Arconic, Inc. 5.40%, 04/15/2021	1,405,000	1,456,930
FMG Resources Pty, Ltd. 4.75%, 05/15/2022 (b)(c)(d)	1,550,000	1,607,195
Freeport-McMoRan, Inc. 6.875%, 02/15/2023	2,040,000	2,154,750
		5,218,875
PACKAGING - 4.41%
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. 7.25%, 05/15/2024 (b)(c)(d)	7,169,000	7,581,218
Berry Global, Inc. 6.00%, 10/15/2022	2,300,000	2,351,750
Graphic Packaging International, LLC 4.875%, 11/15/2022	469,000	488,346
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	7,728,634	7,757,616
6.875%, 02/15/2021 (e)	1,351,495	1,356,564
6.097% (3 Month LIBOR USD + 3.50%), 07/15/2021 (a)(c)(d)	1,150,000	1,152,875
Silgan Holdings, Inc. 5.50%, 02/01/2022	2,250,000	2,261,250
		22,949,619
REITs - 0.53%
VICI Properties 1, LLC / VICI FC, Inc. 8.00%, 10/15/2023	2,503,582	2,778,976
RESTAURANTS - 0.08%
1011778 B.C., ULC / New Red Finance, Inc. 4.625%, 01/15/2022 (b)(c)(d)	403,000	404,007
STEEL PRODUCERS & PRODUCTS - 0.36%
Steel Dynamics, Inc. 5.125%, 10/01/2021	255,000	257,976
Zekelman Industries, Inc. 9.875%, 06/15/2023 (c)(d)	1,501,000	1,585,431
		1,843,407
SUPPORT - SERVICES - 3.28%
CoreCivic, Inc. 4.125%, 04/01/2020	1,250,000	1,243,750
Exela Intermediate, LLC / Exela Finance, Inc. 10.00%, 07/15/2023 (c)(d)	1,461,000	1,194,367
Garda World Security Corp. 7.25%, 11/15/2021 (b)(c)(g)	1,000,000	1,002,500
GEO Group, Inc. 5.875%, 01/15/2022	1,675,000	1,645,688
Herc Rentals, Inc.
7.50%, 06/01/2022 (c)(d)	920,000	955,512
7.75%, 06/01/2024 (c)(d)	959,000	1,015,869
Iron Mountain, Inc.
4.375%, 06/01/2021 (c)(d)	950,000	961,875
6.00%, 08/15/2023	5,042,000	5,193,260
5.75%, 08/15/2024	1,235,000	1,250,610
Williams Scotsman International, Inc. 7.875%, 12/15/2022 (c)(d)	2,450,000	2,578,625
		17,042,056
TECHNOLOGY - 5.02%
Advanced Micro Devices, Inc. 7.00%, 07/01/2024	968,000	1,005,607
CDK Global, Inc. 3.80%, 10/15/2019 (e)	1,575,000	1,578,937
CommScope, Inc. 5.00%, 06/15/2021 (c)(d)	2,795,000	2,798,494
Dell International, LLC / EMC Corp.
5.875%, 06/15/2021 (c)(d)	4,500,000	4,576,272
7.125%, 06/15/2024 (c)(d)	5,400,000	5,700,958
First Data Corp.
5.375%, 08/15/2023 (c)(d)	4,025,000	4,102,481
5.75%, 01/15/2024 (c)(d)	1,695,000	1,745,850
NCR Corp.
4.625%, 02/15/2021	1,810,000	1,819,050
5.875%, 12/15/2021	1,325,000	1,347,180
Open Text Corp. 5.625%, 01/15/2023 (b)(c)(d)	1,395,000	1,440,338
		26,115,167

TELECOMMUNICATIONS - SATELLITES - 2.64%
Hughes Satellite Systems Corp. 7.625%, 06/15/2021	5,000,000	5,362,500
Inmarsat Finance PLC
4.875%, 05/15/2022 (b)(c)(d)	684,000	691,695
6.50%, 10/01/2024 (b)(c)(d)	3,900,000	4,090,125
Intelsat Jackson Holdings S.A. 8.00%, 02/15/2024 (b)(c)(d)	1,205,000	1,259,225
Telesat Canada / Telesat, LLC 8.875%, 11/15/2024 (b)(c)(d)	2,150,000	2,332,750
		13,736,295
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 6.62%
Altice Financing S.A. 6.625%, 02/15/2023 (b)(c)(d)	600,000	616,500
Altice France S.A. 6.25%, 05/15/2024 (b)(c)(d)	1,609,000	1,663,304
Altice Luxembourg S.A. 7.75%, 05/15/2022 (b)(c)(d)	150,000	152,812
CenturyLink, Inc.
5.625%, 04/01/2020	2,425,000	2,461,375
6.45%, 06/15/2021	1,420,000	1,505,200
Cogent Communications Finance, Inc. 5.625%, 04/15/2021 (c)(d)	675,000	685,969
Equinix, Inc.
5.375%, 01/01/2022	2,853,000	2,935,024
5.375%, 04/01/2023	1,399,000	1,432,226
Level 3 Financing, Inc.
6.125%, 01/15/2021	2,100,000	2,115,750
5.375%, 08/15/2022	2,270,000	2,278,512
5.625%, 02/01/2023	1,160,000	1,177,354
Sprint Communications, Inc.
7.00%, 08/15/2020	4,800,000	4,986,000
6.00%, 11/15/2022	1,000,000	1,045,000
Sprint Corp. 7.25%, 09/15/2021	1,200,000	1,278,000
T-Mobile U.S.A., Inc. 6.00%, 03/01/2023	7,500,000	7,687,500
Zayo Group, LLC / Zayo Capital, Inc. 6.00%, 04/01/2023	2,355,000	2,419,763
		34,440,289
TRANSPORTATION EXCLUDING AIR & RAIL - 1.38%
XPO Logistics, Inc.
6.50%, 06/15/2022 (c)(d)	5,915,000	6,048,087
6.125%, 09/01/2023 (c)(d)	1,100,000	1,142,625
		7,190,712
UTILITIES - ELECTRIC - 1.73%
NextEra Energy Operating Partners, LP 4.25%, 07/15/2024 (c)(d)	680,000	685,539
Vistra Energy Corp.
7.375%, 11/01/2022	1,145,000	1,189,368
5.875%, 06/01/2023	1,500,000	1,539,375
7.625%, 11/01/2024	5,260,000	5,575,495
		8,989,777
UTILITIES - GAS - 1.63%
Blue Racer Midstream, LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022 (c)(d)	2,522,000	2,569,287
Buckeye Partners, LP 4.875%, 02/01/2021	646,000	656,549
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp. 6.25%, 04/01/2023	1,375,000	1,409,375
DCP Midstream Operating, LP 5.35%, 03/15/2020 (c)(d)	765,000	777,431
Genesis Energy, LP / Genesis Energy Finance Corp. 6.75%, 08/01/2022	1,969,000	1,993,613
NuStar Logistics, LP
4.80%, 09/01/2020	300,000	306,000
6.75%, 02/01/2021	500,000	525,000
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	205,000	213,713
		8,450,968
TOTAL CORPORATE BONDS (Cost $433,137,740)		436,467,337

BANK LOANS - 10.14%

AEROSPACE & DEFENSE - 0.34%
Transdigm, Inc., Senior Secured First Lien Term Loan 4.83% (3 Month LIBOR USD + 2.50%), 06/09/2023 (a)	1,800,900	1,770,798
AUTOMOTIVE - 0.44%
CWGS Group, LLC
Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 11/08/2023 (a)	9,712	8,983
Senior Secured First Lien Term Loan 5.19% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 11/08/2023 (a)	2,460,098	2,275,591
		2,284,574
BUILDING MATERIALS - 0.24%
QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 11/15/2023 (a)	1,253,133	1,233,120
CONSUMER PRODUCTS - 0.46%
Alphabet Holding Co., Inc., Senior Secured First Lien Term Loan 5.902% (1 Month LIBOR USD + 3.50%), 09/26/2024 (a)	1,471,288	1,392,206
Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 6.402% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 05/15/2023 (a)	1,080,045	1,021,317
		2,413,523
ENVIRONMENTAL - 0.16%
Granite Acquisition, Inc., Senior Secured First Lien Term Loan 6.092% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 12/17/2021 (a)	831,481	833,190
FINANCE - INSURANCE - 0.58%
HUB International, Ltd., Senior Secured First Lien Term Loan 5.586% (1 Month LIBOR USD + 3.00%), 04/25/2025 (a)	841,500	821,944
U.S.I., Inc., Senior Secured First Lien Term Loan 5.33% (3 Month LIBOR USD + 3.00%), 05/16/2024 (a)	2,259,749	2,207,085
		3,029,029
FINANCE - SERVICES - 0.75%
Deerfield Holdings Corp., Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 02/13/2025 (a)	2,468,750	2,399,095
WEX, Inc., Senior Secured First Lien Term Loan 4.652% (1 Month LIBOR USD + 2.25%), 05/15/2026 (a)	1,489,029	1,478,397
		3,877,492

GAMING - 0.63%
Stars Group Holdings B.V., Senior Secured First Lien Term Loan 5.83% (3 Month LIBOR USD + 3.50%), 07/10/2025 (a)	1,480,883	1,483,045
Station Casinos, LLC, Senior Secured First Lien Term Loan 4.91% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 06/08/2023 (a)	1,799,089	1,793,979
		3,277,024
GENERAL INDUSTRIAL MANUFACTURING - 0.17%
EWT Holdings III Corp., Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 12/20/2024 (a)	900,057	897,244
HEALTHCARE - 1.37%
Amneal Pharmaceuticals, LLC, Senior Secured First Lien Term Loan 5.938% (1 Month LIBOR USD + 3.50%), 05/05/2025 (a)	2,474,422	2,463,089
Jaguar Holding Co. II, Senior Secured First Lien Term Loan 4.902% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 08/18/2022 (a)	967,254	963,081
Press Ganey Holdings, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 10/23/2023 (a)(g)	1,225,487	1,225,567
RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 6.904% (1 Month LIBOR USD + 4.50%), 11/14/2025 (a)	2,487,500	2,477,053
		7,128,790
HOTELS - 0.27%
ESH Hospitality, Inc., Senior Secured First Lien Term Loan 4.402% (1 Month LIBOR USD + 2.00%), 08/30/2023 (a)	1,396,593	1,396,272
LEISURE & ENTERTAINMENT - 0.57%
Delta 2 (Lux) S.A.R.L., Senior Secured First Lien Term Loan 4.902% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 02/01/2024 (a)	1,625,890	1,594,998
Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan 4.652% (1 Month LIBOR USD + 2.25%), 08/29/2025 (a)	1,378,075	1,380,376
		2,975,374
MEDIA - BROADCAST - 0.10%
Univision Communications, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	550,038	524,643
MEDIA - CABLE - 0.50%
Cogeco Communications (U.S.A.) II, LP, Senior Secured First Lien Term Loan 4.652% (1 Month LIBOR USD + 2.25%), 01/03/2025 (a)	841,500	835,037
WideOpenWest Finance, LLC, Senior Secured First Lien Term Loan 5.654% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 08/18/2023 (a)	1,785,919	1,749,308
		2,584,345
MEDIA DIVERSIFIED & SERVICES - 0.67%
Ancestry.com Operations, Inc., Senior Secured First Lien Term Loan 5.66% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 10/19/2023 (a)	1,089,200	1,088,748
Financial & Risk U.S. Holdings, Inc., Senior Secured First Lien Term Loan 6.152% (1 Month LIBOR USD + 3.75%), 10/01/2025 (a)	1,129,325	1,097,032
Meredith Corp., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 01/31/2025 (a)	1,273,223	1,273,815
		3,459,595
SUPPORT - SERVICES - 1.83%
Asurion, LLC
Senior Secured First Lien Term Loan 5.439% (1 Month LIBOR USD + 3.00%), 08/04/2022 (a)	474,549	474,038
Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%), 11/03/2023 (a)	184,900	184,751
Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%), 11/04/2024 (a)	1,485,000	1,483,864
Camelot Finance, LP, Senior Secured First Lien Term Loan 5.652% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 10/03/2023 (a)	529,633	531,667
Frontdoor, Inc., Senior Secured First Lien Term Loan 4.938% (1 Month LIBOR USD + 2.50%), 08/18/2025 (a)	1,449,050	1,449,050
Garda World Security Corp.
Senior Secured First Lien Term Loan 6.02% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 05/24/2024 (a)	627,895	624,884
Senior Secured First Lien Term Loan 8.00% (Prime Rate + 2.50%, 1.000% Floor), 05/24/2024 (a)	1,606	1,598
IRI Holdings, Inc., Senior Secured First Lien Term Loan 7.022% (3 Month LIBOR USD + 4.50%), 12/01/2025 (a)	711,425	711,276
Spin Holdco, Inc., Senior Secured First Lien Term Loan 5.851% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 11/14/2022 (a)	1,552,270	1,524,135
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 5.402% (1 Month LIBOR USD + 3.00%), 05/01/2024 (a)	1,666,000	1,661,835
Trans Union, LLC, Senior Secured First Lien Term Loan 4.402% (1 Month LIBOR USD + 2.00%), 04/10/2023 (a)	890,464	890,068
		9,537,166
TECHNOLOGY - 0.89%
MA FinanceCo., LLC, Senior Secured First Lien Term Loan 4.652% (1 Month LIBOR USD + 2.25%), 11/19/2021 (a)	1,537,914	1,525,419
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan 6.78% (1 Month LIBOR USD + 4.25%), 04/26/2024 (a)	644,000	642,390
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 5.152% (1 Month LIBOR USD + 2.75%), 02/05/2024 (a)	2,462,500	2,453,770
		4,621,579
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 0.17%
Rackspace Hosting, Inc.
Senior Secured First Lien Term Loan 5.524% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 11/03/2023 (a)	2,494	2,309
Senior Secured First Lien Term Loan 5.576% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 11/03/2023 (a)	977,550	905,153
		907,462
TOTAL BANK LOANS (Cost $53,284,151)		52,751,220

SHORT-TERM INVESTMENTS - 3.90%

MONEY MARKET FUND - 3.90%
First American Government Obligations Fund - Class X, 2.30% (f)	20,297,821	20,297,821
TOTAL SHORT-TERM INVESTMENTS (Cost $20,297,821)		20,297,821
Total Investments (Cost $506,719,712) - 97.97%		509,516,378
Other Assets in Excess of Liabilities - 2.03%		10,534,566
TOTAL NET ASSETS - 100.00%		$520,050,944

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2019.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a security.
(d)	The Fund's Advisor has deemed these 144a securities to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019 the value of these investments was $170,708,774 or 32.83% of net assets.
(e)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of June 30, 2019, and will continue at the stated rate until maturity (3.80% for CDK Global, Inc.,
5.375% for Molina Healthcare, Inc., and 6.875% for Reynolds Group Issuer, Inc.).

(f)	Rate shown is the 7-day annualized yield as of June 30, 2019.
(g)	Illiquid security. A security may be considered illiquid if it lacks a readily available market. As of
June 30, 2019 the value of these investments was $2,228,067 or 0.43% of net assets.
(h)	All or a portion is posted as collateral for delayed settlement securities.
(i)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.

Note 1 - Summary of Fair Value Measurements at June 30, 2019 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Shenkman Capital Floating Rate High Income Fund and the Shenkman Capital Short Duration High Income Fund's
(each a "Fund" and collectively, the "Funds") investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange
(4:00 pm, EST).

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price. These securities will generally be classified in Level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share.
To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Funds' Board of Trustees ("Board") as reflecting fair value. Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Funds' Board.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that a Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from the Funds' administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S.
Bank Global Fund Services. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either
Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' securities as of
June 30, 2019:

Shenkman Capital Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Information	$156,506	$-	$12,960	$169,466
Manufacturing	778,745	-	-	778,745
Mining, Quarrying, and Oil and Gas Extraction	-	15,150	29,320	44,470
Total Common Stocks	935,251	15,150	42,280	992,681
Fixed Income
Bank Loan Obligations	-	207,619,647	-	207,619,647
Corporate Bonds	-	23,512,382	-	23,512,382
Total Fixed Income	-	231,132,029	-	231,132,029
Private Placements	-	33,862	-	33,862
Warrants	-	67,755	13,268	81,023
Short-Term Investments	4,947,820	-	-	4,947,820
Total Investments	$5,883,071	$231,248,796	$55,548	$237,187,415

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels during the period ended June 30, 2019.

Floating Rate High Income Fund
Level 3 Reconciliation Disclosure

	Common Stocks	Warrants	Total
Balance as of September 30, 2018	$35,543	$19,419	$54,962
Corporate actions	12,960	-	12,960
Change in unrealized appreciation	(6,223)	(6,151)	(12,374)
Balance as of June 30, 2019	$42,280	$13,268	$55,548

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at June 30, 2019	$(51,254)

The Level 3 investments as of June 30, 2019 represented 0.02% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Shenkman Capital Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$52,751,220	$-	$52,751,220
Corporate Bonds	-	436,467,337	-	436,467,337
Total Fixed Income	-	489,218,557	-	489,218,557
Short-Term Investments	20,297,821	-	-	20,297,821
Total Investments	$20,297,821	$489,218,557	$-	$509,516,378

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels during the period ended June 30, 2019. There were no Level 3 securities held in the Fund at
June 30, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title) /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/
Principal Executive Officer

Date    8/19/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive Officer/
  Principal Executive Officer

Date    8/19/2019

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Vice President/Treasurer/Principal
  Financial Officer

Date   8/26/2019

* Print the name and title of each signing officer under his or her signature.